Investment Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Percentage of debt securities considered to be of investment-grade	95.00%
Percentage of tax-exempt municipal securities classified as pre-refunded	7.00%
General obligation bonds as percentage of tax-exempt municipal securities that were not pre-refunded	40.00%
Special revenue bonds as percentage of tax exempt municipal securities that were not pre-refunded	60.00%
Maximum percentage of any general obligation bonds in one state	12.00%
Percentage of tax-exempt securities insured by bond insurers	18.00%
Residential and commercial mortgage-backed securities, percentage of collateral consisting of prime loans	99.00%
Percentage of corporate securities associated with financial services industry	23.00%	23.00%
Other-than-temporary impairments	$ 0	$ 0	$ 0